CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
General and administrative	$ (32,001,132)	¥ (220,023,783)	¥ (98,236,038)	¥ (61,711,596)
Foreign exchange loss	1,407	9,677	(478,590)	(18,220)
Equity in profit (loss) of subsidiaries and VIEs	1,171,566	8,055,105	(832,385)
Other income (loss), net	(858,726)	(5,904,176)	89,690	(9,270)
Net income (loss) attributable to X Financial	128,443,298	883,111,893	340,275,002	(119,574,250)
Comprehensive income (loss) attributable to X Financial	131,213,295	902,157,010	315,811,046	(91,702,634)
Parent Company | Reportable legal entity
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
General and administrative	(11,528,694)	(79,265,535)	(74,802,853)	(38,905,856)
Foreign exchange loss			(478,590)	(18,220)
Interest income	17,791	122,320	1,358,777	22,163
Equity in profit (loss) of subsidiaries and VIEs	139,834,281	961,430,600	414,197,668	(80,672,337)
Other income (loss), net	119,920	824,508
Net income (loss) attributable to X Financial	128,443,298	883,111,893	340,275,002	(119,574,250)
Other comprehensive income (loss)	2,769,997	19,045,117	(24,463,956)	27,871,616
Comprehensive income (loss) attributable to X Financial	$ 131,213,295	¥ 902,157,010	¥ 315,811,046	¥ (91,702,634)